BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS (Details Narrative)		6 Months Ended
	Oct. 16, 2023	Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Stockholders' Equity, Reverse Stock Split	As a result of the Reverse Share Split, the number of issued and outstanding Ordinary Shares immediately prior to the Reverse Share Split was reduced into a smaller number of Ordinary Shares, such that every 35 Ordinary Shares held by a shareholder immediately prior to the Reverse Share Split were combined and reclassified into one Ordinary Share.	1-for-35 reverse stock split